Future Minimum Rents (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Rents [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Years Ending December 31,	(in thousands)
2014	$1,716,754
2015	1,706,282
2016	1,660,890
2017	1,510,645
2018	1,342,157
Thereafter	6,674,466